Related Party Balances, Transactions and Arrangements	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Balances, Transactions and Arrangements
13.	RELATED PARTY BALANCES, TRANSACTIONS AND ARRANGEMENTS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Other than those disclosed elsewhere in the consolidated financial statements, the Company had the following related party balances:

(a)	During the year ended December 31, 2011, the Company wrote off long outstanding balances from related parties of Rmb744. There was no such write off during the years ended December 31, 2012 and 2013.

(b)	Due from/to Related Parties

	2012	2013	2013
	Rmb	Rmb	US$
Due from:
CSH[1] and its subsidiaries	90	87	14
GDI and its subsidiaries (“GDI Group”)	2	2	1
Hanny and its subsidiaries (except GDI Group) (note 1)	1,327	312	52

	1,419	401	67

Due to:
CSH[1] and its subsidiaries	295	287	47
Hanny and its subsidiaries (except GDI Group) (note 1)	70,117	—	—

	70,412	287	47

[1]	Ms Eva Chan Ling is the deputy chairman and a director of the Company. She is also an executive director of CSH and the managing director of Rosedale (note 6). Dr. Allan Yap is the chairman, chief executive director and a director of the Company. He is appointed as the chairman of Rosedale with effect from December 30, 2014.

As of December 31, 2012 and 2013, the amounts due from/to related parties were unsecured, non-interest bearing and had no fixed repayment terms.